Shareholders Equity (Parenthetical) (USD $)	6 Months Ended
Jun. 30, 2010
Statement of Stockholders' Equity [Abstract]
Common stock issued to founders for services share	$ 0.0001
Common stock issued for cash per share	$ 0.05